INVESTMENTS (Narrative) (Details) ₩ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 KRW (₩) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2020 KRW (₩)	Aug. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments	$ 2,130	$ 1,482		$ 2,130
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments		307
Profit from investment		$ (15)		$ 91		$ 124
Freezone I-SEC Korea Inc. [Member] | Korea (South), Won
Investments in and Advances to Affiliates [Line Items]
Investments | ₩								₩ 332,715
Profit from investment | ₩			₩ (17,742)		₩ 105,092		₩ 133,550
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		0.40%						0.40%
Investments											$ 50
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares	22
Price paid for debt	$ 1,728
Ownership interest	23.30%			23.30%
Investments	$ 1,750			$ 1,750
Option to purchase investment		$ 1,750
Receivables stated value	4,146			4,146
Allowance for credit losses	2,418			2,418
Estimated loss on investment		$ 775		0
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments										$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments									$ 50
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock owned | shares		198,311	198,311
Carrying value	0	$ 0		0
Market value	$ 10	$ 79		$ 10
Ownership interest		3.80%						3.80%
Entity Owned [Member] | Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest												50.00%